Leases (Details 1)	6 Months Ended
Jun. 30, 2019 USD ($)
Leases [Abstract]
ROU Asset - January 1, 2019	$ 116,876
Increase	72,887
Amortization	(43,121)
ROU Asset - June 30, 2019	146,642
Lease liability - January 1, 2019	116,876
Increase	72,887
Amortization	(42,373)
Lease liability - June 30, 2019	147,390
Lease liability - short term	97,445
Lease liability - long term	49,945
Lease liability - total	$ 147,390